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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 000-16538
CUSIP NUMBER: 57772K101

(Check One):
☐ Form 10-K    ☐ Form 20-F    ☐ Form 11-K    ☒ Form 10-Q    ☐ Form 10-D    ☐ Form N-SAR    ☐ Form N-CSR

For Period Ended: December 23, 2006

☐ ☐ ☐ ☐ ☐

Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
  For the transition period ended: ___________________

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.
 Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

___________________________________________________________

PART I — REGISTRANT INFORMATION

Maxim Integrated Products, Inc.
Full Name of Registrant

120 San Gabriel Drive
Address of Principal Executive Office (Street and number)

Sunnyvale, CA    94086
City, state and zip code

PART II — RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12-b-25(b), the following should be completed. (Check box if appropriate.)

☐

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report/portion thereof will be filed or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report/portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25 (c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As announced on January 31, 2007, the independent review of certain of the Company's past stock option grants and practices, which was conducted by a Special Committee of the Board with the assistance of outside independent legal counsel, was recently completed, and the Special Committee found that there were deficiencies related to the process for granting stock options to employees and directors during the period under review and, specifically, that in certain instances from the beginning of fiscal year 2000 until the end of fiscal year 2006, the recorded exercise price of certain stock option grants to employees and directors differed from the fair market value of the underlying shares on the actual measurement date. As result, on January 31, 2007, the Board of Directors of the Company concluded the financial statements, and the related reports of its independent registered accountants, and all earnings press releases and similar communications issued by the Company relating to the periods beginning in fiscal year 2000 through fiscal year 2005 and the related interim periods through March 31, 2006 should no longer be relied upon. The Company intends to restate its financial statements as a result of the independent review as necessary to record additional non-cash stock-based compensation expense, but has not determined the amount of such charges, the amount to be restated in any specific period or the resulting tax and accounting impact. As a result, the Company was unable to prepare restated financials prior to the prescribed due date for the Quarterly Report on Form 10-Q for the quarter ended December 23, 2006, and consequently, the Company is unable to file its Quarterly Report on Form 10-Q for the quarter ended December 23, 2006 within the prescribed period.

The Company is focused on resolving these issues as quickly as possible and plans to files it Form 10-Q and required restated financial statements as soon as practical.

PART IV — OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Mark Casper (Name)	408 (Area Code)	737-7600 (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

The Company has not filed its Annual Report on Form 10-K for the fiscal year ended June 24, 2006.
The Company has not filed its Quarterly Report on Form 10-Q for the first quarter of fiscal year ended September 23, 2006.

☐ Yes      ☒ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes      ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company expects to record additional stock-based compensation which will impact its financial results. The Company cannot provide a reasonable estimate of the results because it will need to restate certain historical financial statements to record additional non-cash charges for stock-based compensation relating to past stock option grants. No reasonable estimate of the impact of the charges can be determined at this time, as the Company continues work on a determination of the accounting impact of the identified matters.

Maxim Integrated Products, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date February 7, 2007	By /s/ Allen Hale Allen Hale Vice President and Chief Financial Officer